Securities (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	$ 3,141,504	$ 885,418
Maturities Up to 12 months	1,887,627
Maturities Over 12 months	1,253,877
M X N [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	656,974	336,257
Financial instruments at amortized cost original currency	11,830,793	7,003,292
B R L [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	2,051,809	201,625
Financial instruments at amortized cost original currency	11,275,922	1,244,752
C O P [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	432,721	208,639
Financial instruments at amortized cost original currency	1,633,400,166	919,186,238
U S D [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost		138,897
Financial instruments at amortized cost original currency		138,897
Government Bonds Latin America [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	1,089,695	544,896
Maturities Up to 12 months	998,405
Maturities Over 12 months	91,290
Government Bonds Europe [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	1,053,194	197,645
Maturities Up to 12 months	580,586
Maturities Over 12 months	472,608
Government Bonds Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	958,248	138,897
Maturities Up to 12 months	268,269
Maturities Over 12 months	689,979
Total Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	3,101,137	881,438
Maturities Up to 12 months	1,847,260
Maturities Over 12 months	1,253,877
Corporate Bonds And Other Instruments Debenture [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	40,367	3,980
Maturities Up to 12 months	40,367
Total Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	40,367	$ 3,980
Maturities Up to 12 months	$ 40,367